Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit after tax		£ 1,104	£ 1,256	£ 1,319
Available-for-sale securities:
- Change in fair value	[1]		80	127
- Income statement transfers	[1]		(54)	(115)
- Taxation	[1]		(6)	(16)
Other comprehensive income available-for-sale securities, total	[1]		20	(4)
Movement in fair value reserve (debt instruments):
- Change in fair value	[1]	(74)
- Income statement transfers	[1]	21
- Taxation	[1]	13
Other comprehensive income fair value reserve (debt instruments)	[1]	(40)
Cash flow hedges:
- Effective portion of changes in fair value		793	(238)	4,365
- Income statement transfers		(752)	(94)	(4,076)
- Taxation		(13)	89	(72)
Other comprehensive income cash flow hedges, total		28	(243)	217
Currency translation on foreign operations				(3)
Net other comprehensive income that may be reclassified to profit or loss subsequently		(12)	(223)	210
Pension remeasurement:
- Change in fair value		470	(103)	(528)
- Taxation		(118)	26	133
Pension remeasurement, total		352	(77)	(395)
Own credit adjustment:
- Change in fair value		84	(29)
- Taxation		(21)	7
Own credit adjustment, total		63	(22)
Net other comprehensive income that will not be reclassified to profit or loss subsequently		415	(99)	(395)
Total other comprehensive income net of tax		403	(322)	(185)
Total comprehensive income		1,507	934	1,134
Attributable to:
Equity holders of the parent		1,486	913	1,107
Non-controlling interests		21	21	27
Total comprehensive income		£ 1,507	£ 934	£ 1,134

[1]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve, as described in Note 1.